INVESTMENT IN PUBLIC COMPANY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended
	Jul. 07, 2023	Jul. 05, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Cumulative other comprehensive income						$ (4,325)
Intensity [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold	585,000	3,900,000
Price per share		$ 5.00
Proceeds from sales of biological assets		$ 16,200
Additional antidilution shares					2,659
Cumulative other comprehensive income						$ 3,700
Investment value				2,812
Recognized a gain				$ 725
Unrecognized gain					$ 1,769
Intensity [Member] | Acquisition Of Salva Rx [Member]
IfrsStatementLineItems [Line Items]
Investment			$ 4,500
Number of shares purchased			1,000,000
Percentage of equity held			7.50%